UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 17.6%
BB Seguridade Participacoes SA (a)	712,370	$5,758,039
BM&FBovespa SA	941,964	5,078,641
BR Malls Participacoes SA	433,972	3,846,369
BRF - Brasil Foods SA	262,575	5,593,681
Cia de Concessoes Rodoviarias	885,997	6,951,738
Cyrela Brazil Realty SA	481,410	3,437,512
Embraer SA	670,879	5,704,979
Eurasia Drilling Co., Ltd. - GDR	110,729	4,373,795
Itau Unibanco Holdings SA, Preference Shares - ADR	1,030,279	13,136,057
Localiza Rent a Car SA	254,325	3,623,101
Mills Estruturas e Servicos de Engenharia SA (a)	406,255	5,075,182
Natura Cosmeticos SA	160,123	3,225,131
Vale SA	521,275	7,087,887

		72,892,112
Chile — 1.2%
SACI Falabella	479,063	4,908,193
China — 11.7%
Anhui Conch Cement Co. Ltd., Class H	1,460,000	4,314,426
Bank of China Ltd., Class H	30,943,200	12,956,110
China Galaxy Securities Co. Ltd., Class H (a)	7,665,400	4,497,082
CNOOC Ltd.	3,631,000	6,562,408
CNOOC Ltd. - ADR	20,335	3,657,046
Jiangxi Copper Co. Ltd., Class H	1,154,455	1,945,641
PetroChina Co. Ltd.	3,090,000	3,609,497
Tencent Holdings Ltd.	172,462	7,807,011
Want Want China Holdings Ltd.	2,620,000	3,545,231

		48,894,452
Hong Kong — 10.6%
AIA Group Ltd.	1,964,400	9,298,167
China Overseas Land & Investment Ltd.	2,546,000	7,328,655
China Railway Construction Corp.	2,588,000	2,630,542
ENN Energy Holdings Ltd.	628,000	3,475,791
Haier Electronics Group Co. Ltd.	3,153,000	5,681,810
Kunlun Energy Co. Ltd.	2,500,000	3,678,270
Samsonite International SA	1,551,600	4,246,596
Sands China Ltd.	1,470,400	7,947,190

		44,287,021
India — 6.9%
Dr Reddy’s Laboratories Ltd. - ADR	150,785	5,619,757
Financial Technologies India Ltd.	164,706	1,464,641
ICICI Bank Ltd. - ADR	119,135	3,905,245
ITC Ltd.	1,243,066	6,988,780
Tata Motors Ltd. - ADR	282,958	6,802,310
Yes Bank Ltd.	734,474	3,908,916

		28,689,649
Indonesia — 4.5%
Bank Mandiri Persero Tbk PT	6,341,500	5,488,634
Gudang Garam Tbk PT	844,500	3,474,806
Indocement Tunggal Prakarsa Tbk PT	2,358,500	4,782,353
Telekomunikasi Indonesia Tbk PT	4,462,084	5,162,128

		18,907,921
Ireland — 1.4%
Dragon Oil Plc	638,057	6,002,366
Italy — 1.4%
Prada SpA	622,300	5,802,509
Malaysia — 0.7%
Malayan Banking Bhd	866,100	2,737,863
Mexico — 6.1%
Cemex SAB de CV	5,028,630	5,795,262
Fomento Economico Mexicano SAB de CV - ADR	63,438	6,311,447
Grupo Financiero Banorte SA de CV, Series O	853,515	5,422,696
Grupo Televisa SA - ADR	223,411	6,054,438
Wal-Mart de Mexico SA de CV, Series V	667,388	1,826,170

		25,410,013
Netherlands — 2.1%
Yandex NV (a)	273,862	8,900,515
Panama — 1.5%
Copa Holdings SA, Class A	43,962	6,118,192
Peru — 1.2%
Credicorp Ltd.	40,288	4,785,812
Philippines — 1.0%
Philippine Long Distance Telephone Co.	58,255	4,068,968
Russia — 5.3%
Lukoil OAO - ADR	52,243	3,106,369
Magnit OJSC - GDR	78,173	4,497,546
Mail.ru Group Ltd. - GDR	161,541	5,161,235
Sberbank - ADR	800,611	9,190,769

		21,955,919
South Africa — 1.6%
Shoprite Holdings Ltd.	339,853	5,746,823
Standard Bank Group Ltd.	93,068	1,040,672

		6,787,495
South Korea — 8.3%
Hyundai Motor Co.	24,407	5,046,720
LG Household & Health Care Ltd.	11,599	6,107,472
Samsung Electronics Co. Ltd.	15,821	18,028,290

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
South Korea (concluded)
Samsung Heavy Industries Co. Ltd.		149,250	$5,301,206

			34,483,688
Taiwan — 7.0%
Delta Electronics, Inc.		788,000	3,822,377
Hermes Microvision, Inc.		109,903	3,403,312
HON HAI Precision Industry Co. Ltd.		2,400,363	6,215,288
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		934,510	15,867,980

			29,308,957
Thailand — 3.3%
Advanced Info Service PCL		391,800	3,567,508
Kasikornbank PCL - NVDR		821,000	4,785,382
Siam Cement PCL - NVDR		364,800	5,334,877

			13,687,767
Turkey — 0.8%
Turkiye Garanti Bankasi AS		850,732	3,320,069
United States — 2.7%
Cognizant Technology Solutions Corp., Class A (a)		106,362	7,699,545
First Cash Financial Services, Inc. (a)		68,772	3,672,425

			11,371,970
Total Common Stocks – 96.9%			403,321,451

Participation Notes	Par (000)
Switzerland — 1.7%
UBS AG (Shinhan Financial Group Co. Ltd. due 2/22/16) (a)		$189,414	6,910,978
	Shares
Total Long-Term Investments (Cost – $378,630,221) – 98.6%			410,232,429

Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)		2,449,847	2,449,847

	Par (000)
Time Deposits — 0.3%
Brown Brothers Harriman & Co., 0.01%, 8/01/13	HKD	9,046	1,166,392
Total Short-Term Securities (Cost – $3,616,239) – 0.9%			3,616,239
Total Investments (Cost – $382,246,460*) – 99.5%			413,848,668
Other Assets Less Liabilities – 0.5%			2,419,081

Net Assets – 100.0%			$416,267,749

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$390,030,199

Gross unrealized appreciation	$51,565,046
Gross unrealized depreciation	(27,746,577)

Net unrealized appreciation	$23,818,469

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,893,760	(10,443,913)	2,449,847	$10,434

(c)	Represents the current yield as of report date.

2	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	GDR	Global Depositary Receipts
	HKD	Hong Kong Dollar
	PCL	Public Company Limited
	PEN	Peruvian Nuevo Sol
	USD	US Dollar
	ZAR	South African Rand

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	34,930	PEN	97,349	Brown Brothers Harriman & Co.	8/01/13	$112
USD	445,304	ZAR	4,374,440	State Street Corp.	8/01/13	1,896
USD	415,551	ZAR	4,069,018	Citibank NA	8/02/13	3,102
Total						$5,110

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Brazil	$72,892,112	—	—	$72,892,112
Chile	4,908,193	—	—	4,908,193
China	8,154,128	$40,740,324	—	48,894,452
Hong Kong	—	44,287,021	—	44,287,021
India	16,327,312	12,362,337	—	28,689,649
Indonesia	—	18,907,921	—	18,907,921

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2013	3

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Ireland	—	$6,002,366	—	$6,002,366
Italy	—	5,802,509	—	5,802,509
Malaysia	—	2,737,863	—	2,737,863
Mexico	$25,410,013	—	—	25,410,013
Netherlands	8,900,515	—	—	8,900,515
Panama	6,118,192	—	—	6,118,192
Peru	4,785,812	—	—	4,785,812
Philippines	—	4,068,968	—	4,068,968
Russia	8,267,604	13,688,315	—	21,955,919
South Africa	—	6,787,495	—	6,787,495
South Korea	—	34,483,688	—	34,483,688
Taiwan	15,867,980	13,440,977	—	29,308,957
Thailand	3,567,508	10,120,259	—	13,687,767
Turkey	—	3,320,069	—	3,320,069
United States	11,371,970	—	—	11,371,970
Participation Notes	—	—	$6,910,978	6,910,978
Short-Term Securities	2,449,847	1,166,392	—	3,616,239

Total	$189,021,186	$217,916,504	$6,910,978	$413,848,668

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$5,110	—	—	$5,110

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, foreign currency at value of $1,006,343 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2012	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	$(21,015)	$(21,015)
Net change in unrealized appreciation/depreciation[1]	(322,005)	(322,005)
Purchases	7,475,544	7,475,544
Sales	(221,546)	(221,546)

Closing Balance, as of July 31, 2013	$6,910,978	$6,910,978

[1]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $(322,005).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

4	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund Inc.

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund Inc.

Date: September 24, 2013